Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) vessel
Significant Accounting Policies [Line Items]
Ownership percentage	100.00%
Vessel's useful life	25 years
Depreciation of vessels and equipment excluding amortization of dry-docking expenditure | $	$ 81.5	$ 59.5	$ 42.5
Minimum [Member]
Significant Accounting Policies [Line Items]
Ownership percentage	11.30%
Maximum [Member]
Significant Accounting Policies [Line Items]
Ownership percentage	50.00%
High-Q Joint Venture [Member]
Significant Accounting Policies [Line Items]
Number of vessels	1
Ownership percentage	50.00%
Charters In [Member]
Significant Accounting Policies [Line Items]
Number of vessels	7
Company's Fleet [Member]
Significant Accounting Policies [Line Items]
Number of vessels	51
Aframax Tankers [Member]
Significant Accounting Policies [Line Items]
Number of vessels			1
Dry-Docking Activity [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Vessel's useful life	2 years 6 months
Dry-Docking Activity [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Vessel's useful life	5 years
IPO [Member] | Aframax Tankers [Member]
Significant Accounting Policies [Line Items]
Number of vessels	9